Consolidated Statements of Changes in Equity - EUR (€)	Total	Super Group (SGHC) Limited	Issued capital [Member]	Issued capital [Member] Super Group (SGHC) Limited	Foreign exchange reserve [Member]	Earnout Reserve [Member]	Retained profit/ (accumulated deficit) [Member]	Retained profit/ (accumulated deficit) [Member] Super Group (SGHC) Limited
Beginning balance at Dec. 31, 2018	€ (57,272,000)		€ 55,001,000		€ (1,936,000)		€ (110,337,000)
Statements [Line Items]
Profit (Loss) for the period	(17,950,000)						(17,950,000)
Other comprehensive income (loss) for the year	1,046,000				1,046,000
Total comprehensive income (loss)	(16,904,000)				1,046,000		(17,950,000)
Ending balance at Dec. 31, 2019	(74,176,000)		55,001,000		(890,000)		(128,287,000)
Statements [Line Items]
Profit (Loss) for the period	149,217,000						149,217,000
Other comprehensive income (loss) for the year	(388,000)				(388,000)
Total comprehensive income (loss)	148,829,000				(388,000)		149,217,000
Dividends paid	(10,000,000)						(10,000,000)
Issue of share capital	6,221,000		6,221,000
Total transactions with owners	(3,779,000)		6,221,000				(10,000,000)
Ending balance at Dec. 31, 2020	70,874,000		61,222,000		(1,278,000)		10,930,000
Statements [Line Items]
Profit (Loss) for the period	102,487,000						102,487,000
Other comprehensive income (loss) for the year	(171,000)				(171,000)
Total comprehensive income (loss)	102,316,000				(171,000)		102,487,000
Issue of share capital	16,716,000		16,716,000
Shares issued to extinguish loans	203,040,000		203,040,000
Shares repurchased	(10,731,000)		(10,731,000)
Total transactions with owners	209,025,000		209,025,000
Ending balance at Jun. 30, 2021	382,215,000		270,247,000		(1,449,000)		113,417,000
Beginning balance at Dec. 31, 2020	70,874,000		61,222,000		(1,278,000)		10,930,000
Statements [Line Items]
Profit (Loss) for the period	235,878,000						235,878,000
Other comprehensive income (loss) for the year	(816,000)				(816,000)
Total comprehensive income (loss)	235,062,000				(816,000)		235,878,000
Issue of share capital net of transaction costs	16,222,000		16,222,000
Shares issued to extinguish loans	202,625,000		202,625,000
Shares repurchased	(10,731,000)		(10,731,000)
Total transactions with owners	208,116,000		208,116,000
Ending balance at Dec. 31, 2021	514,052,000	€ (1,427,997)	269,338,000	€ 0	(2,094,000)		246,808,000	€ (1,427,997)
Beginning balance at Mar. 28, 2021		0		0				0
Statements [Line Items]
Profit (Loss) for the period		(1,427,997)						(1,427,997)
Other comprehensive income (loss) for the year		0
Total comprehensive income (loss)		(1,427,997)						(1,427,997)
Issue of share capital		0
Ending balance at Dec. 31, 2021	514,052,000	€ (1,427,997)	269,338,000	€ 0	(2,094,000)		246,808,000	€ (1,427,997)
Statements [Line Items]
Profit (Loss) for the period	135,337,000						135,337,000
Other comprehensive income (loss) for the year	(2,375,000)				(2,375,000)
Total comprehensive income (loss)	132,962,000				(2,375,000)		135,337,000
Capital reorganization	(1,428,000)						(1,428,000)
Issue of share capital net of transaction costs	226,442,000		226,442,000
Shares repurchased	(222,345,000)		(222,345,000)
RSU expense	3,376,000						3,376,000
Earnout	(249,955,000)					€ (249,955,000)
Total transactions with owners	(243,910,000)		4,097,000			(249,955,000)	1,948,000
Ending balance at Jun. 30, 2022	€ 403,104,000		€ 273,435,000		€ (4,469,000)	€ (249,955,000)	€ 384,093,000